Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit for the year	₩ 972,182	₩ 1,385,635	₩ 1,459,395
Other comprehensive income Items that will not be reclassified to profit or loss:
Remeasurements of the net defined benefit liability	(137,465)	181,429	55,822
Shares of remeasurement gain (loss) of associates and joint ventures	(105)	(332)	(1,596)
Gain (loss) on valuation of equity instruments at fair value through other comprehensive income	121,271	(141,944)	144,890
Other comprehensive income, Items that may be subsequently reclassified to profit or loss:
Gain(loss) on valuation of debt instruments at fair value through other comprehensive income	534	(16,630)	(15,110)
Valuation gain (loss) on cash flow hedge	15,329	64,091	141,855
Other comprehensive income (loss) from cash flow hedges reclassified to profit (loss)	(37,942)	(95,421)	(136,583)
Share of other comprehensive income (loss) from associates and joint ventures	21,595	(10,851)	(24,216)
Exchange differences on translation of foreign operations	24,230	17,464	505
Total other comprehensive income	7,447	(2,194)	165,567
Total comprehensive income for the year	979,629	1,383,441	1,624,962
Total comprehensive income for the year attributable to:
Owners of the Controlling Company	996,999	1,234,651	1,510,373
Non-controlling interest	₩ (17,370)	₩ 148,790	₩ 114,589